RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Services received from HDSI and as requested by the Company	$ 1,405,000	$ 923,000
Information technology - infrastructure and support service	63,000	45,000
Office rent	38,000	32,000
Exploration expenses and related reimbursement of third-party expenses incurred on behalf of the Company	212,000	222,000
Total	$ 1,718,000	$ 1,222,000